Share-based Compensation - Summary of Restricted Stock Unit Activity ( Parenthetical) (Details)	3 Months Ended
Mar. 31, 2022 $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Performance target achievement percentage	100.00%
Total grant date fair value of units vested	$ 12,320